Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan	Total stock-based compensation expense charged to us was as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Stock-based compensation expense	$2	$3	$2